EATON VANCE MUNICIPALS TRUST II

FOR THE FUND:

                 - EV Traditional Florida Insured Tax Free Fund



--------------------------------------------------------------------------------

                                   [GRAPHIC]

--------------------------------------------------------------------------------

                         SEMI-ANNUAL SHAREHOLDER REPORT

                                 JULY 31, 1995

To Shareholders

In the six months ending July 31, 1995, EV Traditional Florida Insured Tax Free Fund paid its shareholders monthly income dividends of $0.29 per share.

Based on the most recent dividend and the net asset value of $10.68 on July 31, 1995, the Fund's annualized distribution rate was 5.48 percent. To equal that rate in a taxable investment, a couple in the combined 36 percent tax bracket would have to earn 8.46 percent.

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2 and 3 percent, with inflation of less than 3 percent. These characteristics bode well for all capital markets and particularly fixed-income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first half of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period the municipal market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

[Chart entitled "Despite tax policy uncertainty, tax-exempt bonds yield more than 88% of Treasury yields"

This is a bar chart. The first of two bars shows the yield for 30-year AA-rated General Obligation (GO) bonds as 6.05%.

Below that bar is a second bar, showing the yield of 30-year Treasury bonds as 6.90%.

Extending to the right of the upper bar--the one describing general obligation yield--is an additional bar labeled 9.45% - Taxable equivalent yield of investment for couple in 35% tax bracket.

An asterisk after "30-year AA General Obligation (GO) bonds" refers to the following footnote: "Source: Bloomberg, L.P. GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield."

Other footnotes:
Principal and interest payments of Treasury securities are guaranteed by the U.S. government. Statistics as of July 31, 1995. Past performance is no guarantee of future results.

Were major tax reform to become law, municipal bonds likely would be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds would likely be eliminated.

However, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. Many factors have led us to this conclusion. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive rate of tax-free income from a portfolio of quality municipal bonds.+

Sincerely,

/s/ Thomas J. Fetter
----------------------
Thomas J. Fetter
President
September 20, 1995


+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

EV Traditional Florida Insured Tax Free Fund

The Florida economy can be generally characterized as moving from a reliance on seasonal tourism and agriculture to a substantial base in the service and trade sectors. The state has been able to rely on continual business expansion in recent years, as well as more year-round tourism.

During the six months ending July 31, 1995, the Florida economy continued to grow. The state's economic recovery continues to be among the strongest in its region, with solid employment gains. It is estimated that the unemployment rate through 1995 will be 6.1 percent, a significant drop from 8.2 percent at the peak of the recession in 1992.

During 1995, Florida's residential construction industry has been hampered by higher interest rates, with the number of private housing starts falling during the period.

The 1995 legislative session ended with approval of budget appropriations which, adjusted for inflation, represent the smallest increase in state spending in more than 10 years. Despite the need for substantial state expenditures to accommodate its continuing growth, Florida is considered to have a moderate level of debt and a stable economy.

--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW

        Based on market value as of July 31, 1995

        Number of issues ..................................               39

        Average quality ...................................               AAA

        Investment grade ..................................              100.0%

        Effective maturity (years) ........................               19.85

Largest sectors:
   Insured special tax revenue ............................               20.9%*
   Insured water and sewer ................................               17.5*
   Housing ................................................               13.7
   Insured transportation .................................               10.1*
   Insured pollution control ..............................                7.1*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.
--------------------------------------------------------------------------------

YOUR INVESTMENT AT WORK

Dade Public Health
Jackson Memorial                      [GRAPHIC]
Hospital

These bonds, issued in 1993, were used for several purposes, all related to Jackson Memorial Hospital, a large hospital owned by Dade County and located near downtown Miami.

In addition to refunding a portion of a 1988 bond issue, the proceeds were used to build the hospital's new primary care facility in Sweetwater, and for additional parking, office and retail space near the Medical Center Campus in Miami. The funds also were used to consolidate the hospital's Mental Health Institute facilities and to build a new Diagnostic Imaging Center.

In addition, because of increased demand in the northern part of Dade County, the hospital used some of the money to consolidate the Jackson North Maternity Center and the NorthDade Health Center into a more comprehensive health care facility.

Based on the number of admissions to a single facility, Jackson Memorial is considered one of the nation's busiest medical centers.

--------------------------------------------------------------------------------
FROM THE PORTFOLIO MANAGER

"The Florida health care market has been somewhat in disarray because of health care reform. Through our proprietary research, we have been able to buy high-quality hospital bonds at very attractive prices.

"We continue to look for "story" (or research-driven) bonds that we can have secondarily insured to add yield and insurance protection to the Portfolio.

"We are still very positive on the Florida economy and continue to look for discount coupon bonds that add attractive characteristics to the Portfolio."

                      - Thomas J. Fetter, Portfolio Manager
--------------------------------------------------------------------------------

                  EV Traditional Florida Insured Tax Free Fund

                              Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES

----------------------------------------------------------------------------------------------
                            July 31, 1995 (Unaudited)
----------------------------------------------------------------------------------------------
ASSETS:
   Investment in Florida Insured Tax Free Portfolio -
      Identified cost                                                               $1,299,580
      Unrealized appreciation                                                           65,723
                                                                                    ----------
   Total investment in Florida Insured Tax Free Portfolio, at value (Note 1A)       $1,365,303
   Receivable from the Administrator (Note 4)                                            9,315
   Deferred organization expenses (Note 1D)                                              9,249
                                                                                    ----------
         Total assets                                                               $1,383,867
                                                                                    ----------


LIABILITIES:
   Dividends payable                                                                $    5,477
   Payable to affiliate-
      Custodian fee                                                                         84
   Accrued expenses                                                                        794
                                                                                    ----------
      Total liabilities                                                             $    6,355
                                                                                    ----------


NET ASSETS                                                                          $1,377,512
                                                                                    ==========


SOURCES OF NET ASSETS:
   Paid-in capital                                                                  $1,346,891
   Accumulated net realized loss on investment and financial futures
      transactions (computed on the basis of identified cost)                          (34,827)
   Accumulated distributions in excess of net investment income                           (275)
   Unrealized appreciation of investments and financial futures contracts
      from Portfolio (computed on the basis of identified cost)                         65,723
                                                                                    ----------
            Total                                                                   $1,377,512
                                                                                    ==========


SHARES OF BENEFICIAL INTEREST OUTSTANDING (Note 3)                                     129,026
                                                                                    ==========


NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets / shares of beneficial interest outstanding)                         $    10.68
                                                                                    ==========


COMPUTATION OF OFFERING PRICE
   (100 / 96.25 of net asset value per share)                                       $    11.10
                                                                                    ==========

On sales of $50,000 or more, the offering price is reduced.


                        See notes to financial statements

                             STATEMENT OF OPERATIONS

----------------------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
   Interest income allocated from Portfolio                                         $ 39,862
   Expenses allocated from Portfolio                                                     (20)
                                                                                    --------
         Net investment income from Portfolio                                       $ 39,842
                                                                                    --------
   Expenses-
      Distribution costs (Note 5)                                                   $    126
      Custodian fees                                                                     101
      Printing and postage                                                             7,054
      Legal and accounting services                                                    3,310
      Amortization of organizational expenses (Note 1D)                                1,256
      Transfer and dividend disbursing agent fees                                        677
      Registration costs                                                                  78
      Miscellaneous                                                                      420
                                                                                    --------
         Total expenses                                                             $ 13,022
   Deduct preliminary allocation of expenses to the Administrator (Note 4)             9,315
                                                                                    --------
            Net expenses                                                            $  3,707
                                                                                    --------
               Net investment income                                                $ 36,135
                                                                                    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from Portfolio --

      Investment transactions (identified cost basis)                               $    802
      Financial futures contracts                                                    (28,076)
                                                                                    --------
         Net realized loss on investments                                           $(27,274)
   Change in unrealized appreciation of investments                                   57,214
                                                                                    --------
            Net realized and unrealized gain                                        $ 29,940
                                                                                    --------
               Net increase in net assets from operations                           $ 66,075
                                                                                    ========


                        See notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------  ----------------

                                                                       FOR THE SIX MONTHS      FOR THE YEAR
                                                                       ENDED JULY 31, 1995    ENDED JANUARY 31,
                                                                           (UNAUDITED)             1995*
                                                                       -------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                $   36,135           $   32,082
      Net realized loss on investments                                        (27,274)              (7,553)
      Change in unrealized appreciation of investments                         57,214                8,509
                                                                           ----------           ----------

         Net increase in net assets from operations                        $   66,075           $   33,038
                                                                           ----------           ----------

   Distributions to shareholders (Note 2) -
      From net investment income                                           $  (36,104)          $  (32,082)
      In excess of net investment income                                         --                   (306)
                                                                           ----------           ----------

         Total distributions to shareholders                               $  (36,104)          $  (32,388)
                                                                           ----------           ----------


   Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                        $  503,388           $1,247,667
      Net asset value of shares issued to shareholders in payment
         of distributions declared                                              6,335                5,083
      Cost of shares redeemed                                                (375,579)             (40,013)
                                                                           ----------           ----------
         Increase in net assets from Fund share transactions               $  134,144           $1,212,737
                                                                           ----------           ----------

            Net increase in net assets                                     $  164,115           $1,213,387

NET ASSETS:

   At beginning of period                                                   1,213,397                   10
                                                                           ----------           ----------
   At end of period                                                        $1,377,512           $1,213,397
                                                                           ==========           ==========

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                          $     (275)          $     (306)
                                                                           ==========           ==========


*For the period from the start of business, March 3, 1994 to January 31, 1995.


                        See notes to financial statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    FOR THE SIX MONTHS       FOR THE YEAR
                                                                   ENDED JULY 31, 1995      ENDED JANUARY 31,
                                                                       (UNAUDITED)              1995**
                                                                   -------------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.430               $10.000
                                                                          -------               -------


INCOME FROM OPERATIONS:
   Net investment income                                                  $ 0.290               $ 0.509
   Net realized and unrealized gain on investments                          0.250                 0.435
                                                                          -------               -------
      Total income from operations                                        $ 0.540               $ 0.944
                                                                          -------               -------


LESS DISTRIBUTIONS:
   From net investment income                                             $(0.290)              $(0.509)
   In excess of net investment income                                        --                  (0.005)
                                                                          -------               -------
      Total distributions                                                 $(0.290)              $(0.514)
                                                                          -------               -------
NET ASSET VALUE, END OF PERIOD                                            $10.680               $10.430
                                                                          =======               =======
TOTAL RETURN (2)                                                             5.19%                 9.18%

RATIOS/SUPPLEMENTAL DATA*:
   Net assets, end of period (000 omitted)                                $ 1,378               $ 1,213
   Ratio of net expenses to average daily net assets (1)                     0.56%+                0.01%+
   Ratio of net investment income to average daily net assets                5.46%+                5.37%+


* For the six months ended July 31, 1995 and for the period from the start of business, March 3, 1994 to January 31, 1995, the operating expenses of the Fund and the Portfolio reflect a reduction of expenses by the Administrator or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                                           $ 0.192               $ 0.226
                                                                          =======               =======

RATIOS (As a percentage of average daily net assets):
   Expenses (1)                                                              2.41%+                3.00%+
   Net investment income                                                     3.61%+                2.38%+

+   Annualized.

(1) Includes the Fund's share of its Portfolio's allocated expenses

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date, computed on a non-annualized basis.
**  For the period from the start of business March 3, 1994, to January
    31, 1995.

                        See notes to financial statements

                          Notes to Financial Statements

                                   (Unaudited)

--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

EV Traditional Florida Insured Tax Free Fund (the Fund) is a non-diversified series of Eaton Vance Municipal Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the Florida Insured Tax Free Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.9% at July 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1995, the Fund, for federal income tax purposes had a capital loss carryover of $518, which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on January 31, 2003. In addition, at January 31, 1995, net capital losses of $6,759 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's current taxable year. Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. OTHER - Investment transactions are accounted for on a trade date basis.

F. INTERIM FINANCIAL INFORMATION - The interim financial statements relating to July 31, 1995 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------

(2) DISTRIBUTIONS TO SHAREHOLDERS

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   SIX MONTHS
                                                     ENDED
                                                  JULY 31, 1995        YEAR ENDED
                                                   (UNAUDITED)     JANUARY 31, 1995*
                                                  -------------    -----------------
Sales                                                 46,840            119,622
Issued to shareholders electing to receive
   payments of distributions in Fund shares              591                496
Redemptions                                          (34,777)            (3,747)
                                                     -------            -------
Net increase                                          12,654            116,371
                                                     =======            =======


* The Fund share activity is for the period from the start of business March 3, 1994 to January 31, 1995.


--------------------------------------------------------------------------------

(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund, $9,315 of expenses related to the operation of the Fund were allocated, on a preliminary basis, to EVM. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Investors Bank & Trust Company (IB&T), an affiliate of EVM, serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IB&T receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IB&T. Certain of the officers and Trustees of the Fund and of the Portfolio are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------

(5) SERVICE PLAN

The Fund has adopted a Service Plan designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers, Inc. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.20% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. During the six months ended July 31, 1995, the Fund paid or accrued service fees to or payable to EVD in the amount of $126.

   Certain of the officers and Trustees of the Funds are officers or directors of EVD.

--------------------------------------------------------------------------------

(6) INVESTMENT TRANSACTIONS

Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 1995 aggregated $522,208 and $425,740, respectively.

                       Florida Insured Tax Free Portfolio

              Portfolio of Investments - July 31, 1995 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS- 100%
--------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)               PRINCIPAL
                                     AMOUNT
               STANDARD                (000
MOODY'S        & POOR'S            OMITTED)                 SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------------------------
                                                            ESCROWED - 3.9%

Aaa              AAA                 $500                   Gainesville Florida
                                                            Utility System, 8.125%,
                                                            10/1/14                                     $   640,190
                                                                                                        -----------

                                                            HOUSING - 13.7%

Aaa              AAA                 $500                   Duval County HFA
                                                            SFMR (GNMA Backed),
                                                            6.70%, 10/1/26 (AMT)                        $   503,845

Aaa              NR                  750                    Escambia HFA SFMR
                                                            (GNMA Backed), 7.00%,
                                                             4/1/28 (AMT)                                   772,193

NR               AAA                 1,000                  Pinellas County HFA
                                                            SFMR (GNMA Backed),
                                                            6.70%, 2/1/28 (AMT)
                                                                                                          1,009,560
                                                                                                        -----------
                                                                                                        $ 2,285,598
                                                                                                        -----------

                                                            INSURED EDUCATION - 2.3%

Aaa              AAA                 $400                   University of Florida
                                                            (MBIA), 5.50%, 7/1/23                       $   380,828
                                                                                                        -----------

                                                            INSURED GENERAL
                                                            OBLIGATION - 4.0%

Aaa              AAA                 $750                   Puerto Rico (MBIA),
                                                            5.00%, 7/1/21                               $   670,020
                                                                                                        -----------

                                                            INSURED HEALTHCARE - 6.4%

Aaa              AAA                 $1,200                 Tampa Allegany Health
                                                            System- St. Joseph's
                                                            (MBIA), 5.125%,
                                                            12/1/23                                     $ 1,062,132
                                                                                                        -----------

                                                            INSURED HOSPITAL - 3.9%

Aaa              AAA                 $450                   Dade Florida Public
                                                            Facilities, Jackson
                                                            Memorial Hospital, (MBIA), 5.625%,
                                                            6/1/18                                      $   430,200

Aaa              AAA                 200                    Dade Florida Public
                                                            Facilities, Jackson Memorial
                                                            Hospital, (MBIA), 4.875%,
                                                            6/1/15                                          174,096

Aaa              AAA                 50                     Hillsborough County
                                                            Hospital Authority, Tampa
                                                            General Hospital (FSA),
                                                            6.375%, 10/1/13                                  51,836
                                                                                                        -----------
                                                                                                        $   656,132
                                                                                                        -----------

                                                            INSURED HOUSING - 3.1%

Aaa              Aaa                 $500                   FL HFA Maitland Club
                                                            Apartments Project
                                                            (AMBAC), 6.875%,
                                                            8/1/26 (AMT)                                $   513,385
                                                                                                        -----------

                                                            INSURED POLLUTION
                                                            CONTROL REVENUE - 7.1%

Aaa              AAA                 $445                   Citrus County
                                                            FL Power & Light
                                                            (MBIA), 6.35%, 2/1/22                       $   462,279

Aaa              AAA                 750                    Escambia County
                                                            Gulf Power (MBIA),
                                                            5.80%, 6/1/23                                   723,855
                                                                                                        -----------
                                                                                                        $ 1,186,134
                                                                                                        -----------

                                                            INSURED SOLID WASTE - 0.6%

Aaa              AAA                 $100                   Broward County Solid
                                                            Waste System (MBIA),
                                                            6.00%, 7/1/13 (AMT)                         $   100,215
                                                                                                        -----------

                                                            INSURED SPECIAL
                                                            TAX REVENUES - 20.9%

Aaa              AAA                 $450                   Escambia County (FGIC),
                                                            5.80%, 1/1/15                               $   441,752

Aaa              AAA                 150                    Florida State Department
                                                            of Natural Resources
                                                            (FSA), 5.80%, 7/1/13                            148,182

Aaa              AAA                 1,225                  Florida State Department of
                                                            Environmental Preservation
                                                            (MBIA), 4.75%, 7/1/09                         1,127,466

Aaa              AAA                 745                    Jacksonville Florida Sales
                                                            Tax, River City Project
                                                            (FGIC), 5.375%, 10/1/18                         688,812

--------------------------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)               PRINCIPAL
                                     AMOUNT
               STANDARD                (000
MOODY'S        & POOR'S            OMITTED)                 SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------------------------
                                                            INSURED SPECIAL
                                                            TAX REVENUES - (CONTINUED)

Aaa              AAA                 250                    Orange County Florida
                                                            Tourist Development
                                                            (MBIA), 6.00%, 10/1/24                          247,258

Aaa              AAA                 795                    St. Petersburg Excise Tax
                                                            (FGIC), 5.00%, 10/1/16                          711,740

Aaa              AAA                 340                    Sunrise Florida Public
                                                            Facilities (MBIA), 0%,
                                                            10/1/15                                         101,434
                                                                                                        -----------
                                                                                                        $ 3,466,644
                                                                                                        -----------


                                                            INSURED TRANSPORTATION - 10.1%

Aaa              AAA                 $700                   Florida State Turnpike
                                                            Authority (FGIC), 5.00%,
                                                            7/1/19                                      $   614,089

Aaa              AAA                 50                     Greater Orlando Aviation
                                                            Authority (FGIC), 6.375%,
                                                            10/1/21 (AMT)                                    51,196

Aaa              AAA                 1,000                  Lee County Florida
                                                            Transportation Facilities
                                                            (MBIA), 5.75%, 10/1/22                          970,510

Aaa              AAA                 50                     Orlando & Orange County
                                                            Expressway Authority Junior
                                                            Lien (FGIC), 5.125%,
                                                            7/1/20                                           44,436
                                                                                                        -----------
                                                                                                        $ 1,680,231
                                                                                                        -----------

                                                            INSURED UTILITIES - 6.5%

Aaa              AAA                 $895                   FL Municipal Power Authority,
                                                            Stanton II Project (AMBAC),
                                                            4.50%, 10/1/27                              $   700,400

Aaa              AAA                 50                     Key West Florida Utility
                                                            (AMBAC), 6.75%,
                                                            10/1/13                                          53,831

Aaa              AAA                 305                    New Smyrna Beach Florida
                                                            Utility System (FGIC),
                                                            5.00%, 10/1/19                                  268,086

Aaa              AAA                 50                     Puerto Rico Electric
                                                            Power Authority Revenue
                                                            Bonds-Stripes, (FSA),
                                                            Variable, 7/1/02 (1)                             54,165
                                                                                                        -----------
                                                                                                        $ 1,076,482
                                                                                                        -----------

                                                            INSURED WATER & SEWER - 17.5%

Aaa              AAA                 $50                    Broward County Water
                                                            and Sewer Utility (AMBAC),
                                                            5.00%, 10/1/18                              $    44,468

Aaa              AAA                 75                     City of Cocoa Water and
                                                            Sewer System (AMBAC),
                                                            5.00%, 10/1/23                                   65,778

Aaa              AAA                 735                    Enterprise Community
                                                            Water & Sewer (MBIA),
                                                            6.125%, 5/1/24                                  740,542

Aaa              AAA                 75                     City of Key West Sewer
                                                            (FGIC), 5.70%, 10/1/26                           71,735

Aaa              AAA                 70                     City of North Port Utility
                                                            System (FGIC), 6.25%,
                                                            10/1/17                                          71,758

Aaa              AAA                 500                    City of North Port Utility
                                                            System (FGIC), 6.25%,
                                                            10/1/22                                         510,780

Aaa              AAA                 155                    Sanford Florida Water &
                                                            Sewer (AMBAC), 4.50%,
                                                            10/1/21                                         125,012

Aaa              AAA                 400                    Titusville Florida Water &
                                                            Sewer (MBIA), 6.00%,
                                                            10/1/24                                         401,572

Aaa              AAA                 1,000                  Vero Beach Water &
                                                            Sewer (FGIC), 5.00%,
                                                            12/1/21                                         877,960
                                                                                                        -----------
                                                                                                        $ 2,909,605
                                                                                                        -----------

TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST $15,731,571)                                                                           $16,627,596
                                                                                                        ===========

--------------------------------------------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
RATINGS (UNAUDITED)               PRINCIPAL
                                     AMOUNT
               STANDARD                (000
MOODY'S        & POOR'S            OMITTED)                 SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------------------------


(1) The above designated securities have been issued as inverse floater bonds

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 82.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentages by financial institution were as follows at July 31, 1995:

AMBAC, Inc. (AMBAC)                                                                                             9.0%

Financial Guaranty Insurance Corp. (FGIC)                                                                      26.3%

Financial Security Insurance Inc. (FSA)                                                                         1.5%

Municipal Bond Investors Assurance Corp. (MBIA)                                                                45.6%
                                                                                                        -----------
                                                                                                               82.4%
                                                                                                        ===========


                        See notes to financial statements

                       Florida Insured Tax Free Portfolio

                              Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES

----------------------------------------------------------------------------------------------
                            July 31, 1995 (Unaudited)
----------------------------------------------------------------------------------------------
ASSETS:
   Investments -
      Identified cost                                                              $15,731,571
      Unrealized appreciation                                                          896,025
                                                                                   -----------

   Total investments, at value (Note 1A)                                           $16,627,596
   Cash                                                                                321,485
   Receivable from the Investment Adviser (Note 2)                                      21,272
   Interest receivable                                                                 266,451
   Deferred organization expenses (Note 1D)                                              8,700
                                                                                   -----------
         Total assets                                                              $17,245,504
                                                                                   -----------


LIABILITIES:
   Payable to affiliate -
      Trustee fees                                                                 $        14
   Accrued expenses                                                                      1,081
                                                                                   -----------
      Total liabilities                                                            $     1,095
                                                                                   -----------

NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $17,244,409
                                                                                   ===========


SOURCES OF NET ASSETS:
   Net proceeds from capital contributions and withdrawals                         $16,348,384
   Unrealized appreciation of investments and financial futures contracts
      (computed on the basis of identified cost)                                       896,025
                                                                                   -----------

            Total                                                                  $17,244,409
                                                                                   ===========

                       See notes to financial statements

                             STATEMENT OF OPERATIONS

---------------------------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                                                                        $ 475,072
                                                                                          ---------


EXPENSES:
   Investment adviser fee (Note 2)                                                        $  12,606
   Compensation of Trustees not members of the Investment Adviser's organization                 83
   Legal and accounting services                                                             16,033
   Interest expense (Note 5)                                                                  2,571
   Bond pricing                                                                               1,481
   Amortation of organization expenses (Note 1D)                                              1,202
   Miscellaneous                                                                                125
                                                                                          ---------
      Total expenses                                                                      $  34,101
                                                                                          ---------


DEDUCT:
   Preliminary reduction of investment adviser fee (Note 2)                               $  12,606
   Preliminary allocation of expenses to the Investment Adviser (Note 2)                     21,272
                                                                                          ---------
      Total                                                                               $  33,878
                                                                                          ---------
         Net expenses                                                                     $     223
                                                                                          ---------
            Net investment income                                                         $ 474,849
                                                                                          ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)-
      Investment transactions (identified cost basis)                                     $  10,440
      Financial futures contracts                                                          (342,335)
                                                                                          ---------
         Net realized loss on investments                                                 $(331,895)
                                                                                          ---------
   Change in unrealized appreciation of investments                                       $ 667,784
                                                                                          ---------
         Net realized and unrealized gain                                                 $ 335,889
                                                                                          ---------
            Net increase in net asset from operations                                     $ 810,738
                                                                                          =========


                        See notes to financial statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------
                                                                         FOR THE SIX MONTHS         FOR THE YEAR
                                                                         ENDED JULY 31, 1995       ENDED JANUARY 31,
                                                                             (UNAUDITED)                1995*
                                                                         -------------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                  $    474,849           $    307,971
      Net realized loss on investments                                           (331,895)               (57,512)
      Change in unrealized appreciation of investments                            667,784                228,241
                                                                             ------------           ------------
         Net increase in net assets from operations                          $    810,738           $    478,700
                                                                             ------------           ------------

   Capital transactions (Note 2) -

      Contributions                                                          $  3,524,863           $ 16,016,246
      Withdrawals                                                              (1,491,143)            (2,195,015)
                                                                             ------------           ------------
         Increase in net assets resulting from capital transactions          $  2,033,720           $ 13,821,231
                                                                             ------------           ------------
            Total increase in net assets                                     $  2,844,458           $ 14,299,931


NET ASSETS:

   At beginning of period                                                      14,399,951                100,020
                                                                             ------------           ------------
   At end of period                                                          $ 17,244,409           $ 14,399,951
                                                                             ============           ============


* For the period from the start of business, March 2, 1994, to January 31, 1995.


                        See notes to financial statements

                               SUPPLEMENTARY DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE SIX MONTHS     FOR THE YEAR
                                                                                    ENDED JULY 31, 1995   ENDED JANUARY 31,
                                                                                       (UNAUDITED)            1995*
                                                                                    -------------------   -----------------
RATIOS  (As a percentage of average daily net assets):**
   Net expenses                                                                             0.00%+            0.01%+
   Net investment income                                                                    6.03%+            5.73%+

PORTFOLIO TURNOVER                                                                            14%               33%

NET ASSETS, end of period

   (000 Omitted)                                                                         $17,244           $14,400


** The operating expenses of the Portfolio reflects a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser.
Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):

   Expenses                                                                                 0.43%+            0.41%+
   Net investment income                                                                    5.60%+            5.33%+

+ Annualized.

* For the period from the start of business, March 2, 1994 to January 31, 1995.


                        See notes to financial statements

                          Notes to Financial Statements

                                   (Unaudited)

--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Florida Insured Tax Free Portfolio ("Florida Insured Portfolio") is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company which was organized as a trust under the laws of the State of New York on October 25, 1993. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES - The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolio will allocate at least annually among its respective investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS - Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. OTHER - Investment transactions are accounted for on a trade date basis.

G. INTERIM FINANCIAL INFORMATION - The interim financial statements relating to July 31, 1995 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six-month period ended July 31, 1995, the fee for the Florida Insured Portfolio was equivalent to 0.16% (annualized) of the Portfolio's average net assets for such period and amounted to $12,606. To enhance the net income of the Florida Insured Portfolio, BMR made a preliminary reduction of its fee in the amount of $12,606, and $21,272 of expenses related to the operation of the Portfolio were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IB&T), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the respective custodian agreements, IB&T receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IB&T. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $3,867,422 and $2,105,500, respectively.

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by the Portfolio at July 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                         $15,731,571
                                                       ===========
Gross unrealized appreciation                          $   935,785
Gross unrealized depreciation                               39,760
                                                       -----------
Net unrealized appreciation                            $   896,025
                                                       ===========

--------------------------------------------------------------------------------

(5) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. The Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. For the six month period ended July 31, 1995, the average daily balance outstanding pursuant to this line of credit for the Portfolio was $315,250 and the average interest rate was 7.54%. The maximum borrowings outstanding during the period ended July 31,1995 was $819,000.

--------------------------------------------------------------------------------

(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio had no such obligations open at July 31, 1995.

--------------------------------------------------------------------------------

Investment Management

EV TRADITIONAL
FLORIDA INSURED
TAX FREE FUND
24 Federal Street
Boston, MA 02110


OFFICERS
THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES
DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

NORTON H. REAMER
President and Director, United Asset
Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Adviser and Consultant

--------------------------------------------------------------------------------

FLORIDA
INSURED TAX
FREE PORTFOLIO
24 Federal Street
Boston, MA 02110

OFFICERS

THOMAS J. FETTER
President and Portfolio Manager of Florida
Insured Tax Free Portfolio

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate
School of Business Administration

NORTON H. REAMER
President and Director, United Asset
Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
24 Federal Street
Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                     (THIS SPACE INTENTIONALLY LEFT BLANK.)

                     (THIS SPACE INTENTIONALLY LEFT BLANK.)

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                  EV TRADITIONAL FLORIDA INSURED TAX FREE FUND
                                24 FEDERAL STREET
                                BOSTON, MA 02110